OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

March 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Quest for Value Funds (the “Registrant”)
File Nos. 33-15489; 811-5225

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), on behalf of Oppenheimer Quest for Value Funds (the “Registrant”), with respect to its series: Oppenheimer Global Allocation Fund, Oppenheimer Fundamental Alternatives Fund and Oppenheimer Mid Cap Value Fund (each a “Fund”), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 24, 2016.

Sincerely,

/s/ Edward Gizzi
Edward Gizzi
Vice President & Associate Counsel
212-323-4091
egizzi@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP
Emily Ast
Amy Shapiro
Gloria LaFond